Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers

2. Revenue from Contracts with Customers

Change in Accounting Policy  As stated above, the Company adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606), on January 1, 2018, using the modified retrospective method applied to contracts that were not completed as of January 1, 2018. See Note 1—Summary of Significant Accounting Policies for additional information.

Impacts on Financial Statements

Exploration and Production There were no significant changes to the timing or valuation of revenue recognized for sales of production by the Exploration and Production reporting segment.

WES Midstream Gathering and processing revenues decreased for contracts where the Company is acting as an agent for its processing customer in the sale of processed volume and increased for contracts with noncash consideration, with an offset to gathering and processing expense upon product sale. The magnitude of these presentation changes in subsequent periods is dependent on future customer volume subject to the impacted contracts and commodity prices for this volume. These presentation changes do not impact net earnings.

The following tables summarize the impacts of adopting Topic 606 on the Company’s consolidated financial statements:

CONSOLIDATED BALANCE SHEET	Impact of Change in Accounting Policy
millions	As Reported	Without Adoption of Topic 606	Effect of Change Increase/(Decrease)
December 31, 2018
Assets
Other current assets	$474	$472	$2
Net properties and equipment	28,615	28,548	67
Other assets	2,336	2,326	10
Liabilities
Other current liabilities	1,295	1,290	5
Deferred income taxes	2,437	2,441	(4)
Other	4,021	3,914	107
Equity
Total equity	10,943	10,972	(29)

2. Revenue from Contracts with Customers (Continued)

CONSOLIDATED STATEMENT OF INCOME	Impact of Change in Accounting Policy
millions	As Reported	Without Adoption of Topic 606	Effect of Change Increase/(Decrease)
Year Ended December 31, 2018
Revenues
Gathering, processing, and marketing sales	$1,588	$2,592	$(1,004)
Gains (losses) on divestitures and other, net	312	316	(4)
Expenses
Gathering, processing, and marketing	1,047	2,075	(1,028)
Income tax expense (benefit)	733	731	2
Net income (loss) attributable to noncontrolling interests	137	127	10
Net Income (Loss) Attributable to Common Stockholders	$615	$607	$8

Disaggregation of Revenue from Contracts with Customers The following table disaggregates revenue by significant product type and segment:

millions	Exploration & Production	WES Midstream	Other and Intersegment Eliminations	Total
Year Ended December 31, 2018
Oil sales	$9,206	$—	$—	$9,206
Natural-gas sales	1,005	—	—	1,005
Natural-gas liquids sales	1,271	—	—	1,271
Gathering, processing, and marketing sales(1)	3	2,305	126	2,434
Other, net	30	—	98	128
Total Revenue from Customers	$11,515	$2,305	$224	$14,044
Gathering, processing, and marketing sales(2)	—	(5)	(841)	(846)
Gains (losses) on divestitures, net	20	—	—	20
Other, net	(34)	211	(13)	164
Total Revenue from Other than Customers	$(14)	$206	$(854)	$(662)
Total Revenue and Other	$11,501	$2,511	$(630)	$13,382

(1)
The amount in Other and Intersegment Eliminations primarily represents sales of third-party natural gas and NGLs of $957 million and intersegment eliminations of $(772) million for the year ended December 31, 2018.

(2)
The amount in Other and Intersegment Eliminations primarily represents purchases of third-party natural gas and NGLs. Although these purchases are reported net in gathering, processing, and marketing sales in the Company’s Consolidated Statements of Income, they are shown separately on this table as the purchases are not considered revenue from customers.

2. Revenue from Contracts with Customers (Continued)

Contract Liabilities Contract liabilities primarily relate to midstream fees and capital reimbursements that are charged to customers for only a portion of the contract term and must be recognized as revenues over the expected period of benefit, fixed and variable fees that are received from customers but revenue recognition is deferred under midstream cost of service contracts, and hard-minerals bonus payments received from customers that must be recognized as revenue over the expected period of benefit. The following table summarizes the current period activity related to contract liabilities from contracts with customers:

millions
Balance at December 31, 2017	$37
Increase due to cumulative effect of adopting Topic 606	98
Increase due to cash received, excluding revenues recognized in the period	66
Increase due to assets received from customer	13
Decrease due to revenue recognized	(42)
Decrease due to change in estimated consideration	(22)
Balance at December 31, 2018	$150

Contract liabilities at December 31, 2018
Other current liabilities	$31
Other long-term liabilities - other	119
Total contract liabilities from contracts with customers	$150

Transaction Price Allocated to Remaining Performance Obligations Revenue expected to be recognized from certain performance obligations that are unsatisfied as of December 31, 2018, is reflected in the table below. The Company applies the optional exemptions in Topic 606 and does not disclose consideration for remaining performance obligations with an original expected duration of one year or less or for variable consideration related to unsatisfied performance obligations. Therefore, the following table represents only a small portion of Anadarko’s expected future consolidated revenues as future revenue from the sale of most products and services is dependent on future production or variable customer volume and variable commodity prices for this volume.

millions	Exploration & Production	WES Midstream	Other and Intersegment Eliminations	Total
2019	$104	$675	$(433)	$346
2020	103	847	(614)	336
2021	103	895	(681)	317
2022	7	947	(740)	214
2023	7	913	(750)	170
Thereafter	58	4,565	(4,077)	546
Total	$382	$8,842	$(7,295)	$1,929